Unaudited Condensed Consolidated Statements of Income (Parentheticals)	6 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares
Income Statement [Abstract]
Net income per share diluted (in Dollars per share and Dollars per share) | (per share)	$ 0.81	$ 0.10	$ 0.83
Weighted average number of shares diluted	12,464,481	12,464,481	12,000,000